Commitments and Contingent Liabilities (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Commitments and Contingent Liabilities [Abstract]
Grants value (in Dollars)	$ 3,915
Royalty percentage	4.00%
Maximum aggregate royalties paid	100.00%